Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Debt Instrument Redemption
On or after February 1, 2020, the Issuers may on any one or more occasions redeem all or a part of the 2025 Notes, at the redemption prices (expressed as percentages of principal amount) set forth below, plus accrued and unpaid interest and additional interest, if any, if redeemed during the twelve-month period beginning on February 1 of the years indicated below:

Payment Dates (between indicated dates)	Redemption Percentage
From February 1, 2020 to and including January 31, 2021	103.000%
From February 1, 2021 to and including January 31, 2022	102.000%
From February 1, 2022 to and including January 31, 2023	101.000%
From February 1, 2023 and thereafter	100.000%